OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLE
Schedule Of Other Receivables
	December 31, 2021	December 31, 2020
Prepaid trademark and system set up fee	-	3,318
Advances to staff	19,302	-
Others	10,845	2,453
	30,147	5,771